Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Valuation Allowance [Abstract]
Beginning balance	$ 17,407,156	$ 15,705,088	$ 12,632,164
Additions	702,123	1,705,603	3,072,924
Disposal	(2,335,235)	(3,535)
Ending balance	$ 15,774,044	$ 17,407,156	$ 15,705,088